Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings per share
15.	Earnings per share

Basic earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2016	2017	2018
	Ordinary shares	Ordinary shares	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net income attributable to ordinary shareholders	170,168	466,217	338,385	49,216	383,234	55,739
Allocation of net income attributable to preferred shares	(44,428)	(115,555)	(164,830)	(23,974)	-	-
Numerator for computing basic earnings per share	125,740	350,662	173,555	25,242	383,234	55,739
Denominator:
Weighted average number of ordinary shares outstanding - basic	48,392,050	48,392,050	15,882,661	15,882,661	35,071,400	35,071,400
Earnings per share - basic	2.60	7.25	10.93	1.59	10.93	1.59

Diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2016	2017	2018
	Ordinary shares	Ordinary shares	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Numerator for computing basic earnings per share	125,740	350,662	173,555	25,242	383,234	55,739
Allocation of net income attributable to Series C redeemable convertible preferred shares	-	22,324	-	-	-	-
Numerator for computing diluted earnings per share	125,740	372,986	173,555	25,242	383,234	55,739
Denominator:
Weighted average number of ordinary shares outstanding	48,392,050	48,392,050	15,882,661	15,882,661	35,071,400	35,071,400
Conversion of Series C redeemable convertible preferred shares to ordinary shares	-	3,074,400	-	-	-	-
Weighted average number of ordinary shares outstanding - diluted	48,392,050	51,466,450	15,882,661	15,882,661	35,071,400	35,071,400
Earnings per share - diluted	2.60	7.25	10.93	1.59	10.93	1.59